Goodwill and Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in Carrying Amount of Goodwill
Goodwill, Beginning Balance	$ 91	$ 91
Impairment Losses	0	0
Goodwill, Ending Balance	91	91	91
Goodwill and Other Intangible Assets (Textuals) [Abstract]
Acquired Intangible Assets Subject to Amortization	5	10
Amortization of Intangible Assets	5	14	34
Estimated Total Amoritzation in 2015	3
Estimated Total Amortization, in 2016	2
Acquired Customer Contracts [Member]
Amortization Life, Gross Carrying Amount and Accumulated Amortization by Major Asset Class
Amortization Life	5 years
Gross Carrying Amount	58	58
Accumulated Amortization	53	48
Vertically Integrated Utilities [Member]
Changes in Carrying Amount of Goodwill
Goodwill, Beginning Balance	37	37
Impairment Losses	0	0
Goodwill, Ending Balance	37	37
AEP River Operations [Member]
Changes in Carrying Amount of Goodwill
Goodwill, Beginning Balance	39	39
Impairment Losses	0	0
Goodwill, Ending Balance	39	39
Generation and Marketing [Member]
Changes in Carrying Amount of Goodwill
Goodwill, Beginning Balance	15	15
Impairment Losses	0	0
Goodwill, Ending Balance	$ 15	$ 15